UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09025
                                                    ----------------------------

                               New Covenant Funds
                        --------------------------------
               (Exact name of registrant as specified in charter)

                         200 E. Twelfth Street, Suite B
                            Jeffersonville, IN 47130
                        --------------------------------
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19809
                        --------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-858-6127

                     Date of fiscal year end: June 30, 2003
                                             -----------------------------------

                     Date of reporting period: June 30, 2003
                                              ----------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO OMITTED]
[GRAPHIC OMITTED]

                                  ANNUAL REPORT
                                  JUNE 30, 2003

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND

                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

SHAREHOLDER LETTER ....................................................    2
PORTFOLIOS OF INVESTMENTS .............................................    6
STATEMENTS OF ASSETS AND LIABILITIES ..................................   14
STATEMENTS OF OPERATIONS ..............................................   15
STATEMENTS OF CHANGES IN NET ASSETS ...................................   16
FINANCIAL HIGHLIGHTS ..................................................   18
NOTES TO FINANCIAL STATEMENTS .........................................   20

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

Thank you for your support of New Covenant Funds. We are grateful for your continuing confidence in our socially responsible family of funds.

THE ECONOMY
Signs of resurgence are creeping back into our economy. Consumer confidence and the stock market have rebounded from their March lows. Housing and auto sales are holding up well while the service sector is showing signs of improvement. Recovery is still elusive for manufacturing and the labor market.

At the end of the second quarter, we can finally enjoy some healthy profits from our equity portfolios. The abundance of plus signs from stock investments is a welcome sight, although still a long way from a full recovery from the 2000-2002 market debacle.

As to market cap, the smaller you owned, the better off you were. The technology heavy NASDAQ led the way, while the Dow Jones Industrials lagged. Not a surprising fact, since the bear's damage was most destructive in techs.

Bonds held up well through June 30th, with the equity resurgence. The Federal Reserve continued to provide liquidity to the monetary system, with interest rates bottoming on June 16th. After three years of bonds beating stocks, the long-term outperformance of equities may be reasserting itself.

The key to further gains in the stock market is profits, spurred by a revival in top line growth. Cost cutting measures by corporate executives will continue to produce a profit recovery. The most likely path for interest rates is stable to edging higher as the year progresses.

NEW COVENANT FUNDS
NEW COVENANT GROWTH FUND
The New Covenant Growth Fund was up 15.51% and 10.29% for the second quarter and year-to-date through June 30, respectively, versus the benchmark, up 16.50% and 12.91% for the same period. For three- and five-year periods, the Growth Fund was down 10.83% and 3.49% with the benchmark down 10.59% and 1.31%, respectively. The Growth Fund was up 6.45% over 10 years versus the index, up 9.53%.

Today's low interest rates make stocks more attractive. Smaller stocks have become especially attractive. We recently have added 5% to our position in smaller growth stocks in the New Covenant Growth Fund.* We believe this market will continue to show support for the smaller stocks, especially in the technology sector. This will add exposure of our fund to that portion of the market.

NEW COVENANT INCOME FUND
Bond yields have fallen dramatically with the yield on ten-year Treasury bonds at 3.66% and on thirty-year Treasury bonds at 4.69%. While an increase in interest rates is not anticipated soon, they have but one direction to go. When interest rates rise, the price of bonds will decline. During the quarter ended June 30, the New Covenant Income Fund (NCICX) posted a 2.29% total return against the Lehman Brothers Aggregate Bond Index up 2.50%. Year-to-date, NCICX was up 3.61% versus the index up 3.93%. The Fund was up 9.63% for the one year ended June 30, against the benchmark up 10.40%. And, the Fund was up 6.47% and 6.39% over the past five- and ten-years ending June relative to the benchmark up 7.55% and 7.21%, respectively.

NEW COVENANT BALANCED FUNDS
The New Covenant Balanced Growth Fund (NCBGX) was up 10.22% and 7.60% for the second quarter and year-to-date through June 30, respectively. The Fund returned up 3.10%, up 0.88%, and up 6.69% over the past one-, five-, and ten-years ending June 30 versus the benchmark up 4.92%, 2.58%, and 8.96%, respectively. The Fund virtually matched the Lipper Balanced Funds Average for the three years ending June, down 2.67% to down 2.70%.

The New Covenant Balanced Income Fund (NCBIX) was up 6.93% and 5.91% for the second quarter and year-to-date through June 30, respectively. The Fund was up 6.00%, 3.16%, and 6.61% over the past one-, five-, and ten-year periods ending June 30 relative to the composite benchmark up 7.20%, 4.77%, and 8.36%, respectively.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Early in 2002, we established an automatic rebalancing policy for the balanced funds. We implemented a 3% range on each side of target asset allocation. For example, the target asset allocation for the New Covenant Balanced Growth Fund is 60% stock and 40% bonds. Thus, the stock tolerance band is 57-63%. If and when the stock allocation is outside the band at month end, we automatically rebalance. The New Covenant Balanced Income Fund has a 32-38% stock tolerance band around its stock target allocation of 35%. Because bond interest rates are at 40-year lows, we moved the rebalancing band for the NCBGX to 60-65% stock (with 60% remaining as the target stock allocation) and for NCBIX to 35-40% (with 35% remaining as the target stock allocation) in July 2003.

The interest in socially responsible investing is growing. The funds of the Presbyterian Foundation, converted into New Covenant Funds in 1999, have been invested with socially responsible criteria for more than 30 years. Since the mid-1970s, the Foundation has been involved in investing with an eye to social responsibility through shareholder activism, proxy voting, and as a last resort, divesting of certain stocks as a symbolic witness to the principles of tenets of the faith of the Presbyterian Church (U.S.A.).**

New Covenant Funds continue to be an investor seeking quality and stability of earnings and management. It was announced recently that the recession ended in 2001 and that we are in a recovery, albeit a jobless one. As the recovery gains strength, the same U.S. economy that endured the market malaise of the past three years is in the process of building a very strong platform on which to build the future. The processes and procedures of our investment sub-advisers have been scrutinized and are being even more carefully carried out in the analysis and selection of securities for our portfolios. We remain optimistic for the intermediate and longer-term markets with cautious optimism for the shorter time periods.


                             /S/ DENNIS J. MURPHY

                             Dennis J. Murphy
                             Executive Vice President
                               and Chief Investment Officer
                             The New Covenant Funds Investment Department of
                               New Covenant Trust Company, N.A.***

   *Small company stocks are generally more risky than large company stocks due to greater volatility and less liquidity.
  **The New Covenant Funds' Proxy Policies & Procedures are available on our website, www.newcovenantfunds.com, or you may call 877-835-4531 to receive information.
 ***A subsidiary of the Presbyterian Foundation.

Past performance is no guarantee of future results. Share prices will fluctuate and you may have a gain or loss when you redeem shares. The benchmark indices are unmanaged indices that are not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406
--------------------------------------------------------------------------------

                            New Covenant Growth Fund
                           TEN LARGEST STOCK HOLDINGS
                                at June 30, 2003
                 (Portfolio composition may change at any time)

Security                                     Market Value      % of Portfolio      Sector
--------                                     ------------      --------------      ------
Pfizer, Inc.                                  $13,916,296             2.0%         Pharmaceuticals
Microsoft Corp.                                13,567,922             1.9          Computer Services and Software
Citigroup, Inc.                                12,449,493             1.8          Financial Services
General Electric Co.                           11,698,572             1.7          Diversified Operations
International Business Machines Corp.           9,800,175             1.4          Technology
Exxon Mobil Corp.                               9,131,913             1.3          Oil and Gas
Cisco Systems, Inc.                             8,589,508             1.2          Technology
Bank of America Corp.                           8,137,719             1.1          Banking
Procter & Gamble Co.                            8,129,649             1.1          Consumer Products
Merck & Co., Inc.                               8,096,746             1.1          Pharmaceuticals

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                  JUNE 30, 2003
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                            NEW COVENANT GROWTH FUND*
                                       VS.
                   THE WILSHIRE 5000 TOTAL MARKET STOCK INDEX+

+WILSHIRE 5000 TOTAL MARKET STOCK INDEX MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. OVER 7,000 CAPITALIZATION WEIGHTED SECURITY RETURNS ARE USED TO ADJUST THE INDEX.

                               1 Year        3 Year      5 Year      10 Year
                              Return**      Return**    Return**     Return**
Growth Fund                    -2.17%        -10.83%     -3.49%        6.45%
Wilshire 5000 Index             1.27%        -10.59%     -1.31%        9.53%

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                                       Growth Fund   Wilshire 5000 Index
6/93                                     10,000           10,000
6/94                                     10,713           10,119
6/95                                     12,577           12,620
6/96                                     15,433           15,929
6/97                                     19,435           20,600
6/98                                     22,312           26,545
6/99                                     24,761           31,745
6/00                                     26,341           34,768
6/01                                     23,093           29,434
6/02                                     19,089           24,542
6/03                                     18,675           24,854


                                  JUNE 30, 2003
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                            NEW COVENANT INCOME FUND*
                                       VS.
                    THE LEHMAN BROTHERS AGGREGATE BOND INDEX++

 ++THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS REPRESENTATIVE OF INTERMEDIATE AND LONG-TERM GOVERNMENT AND INVESTMENT GRADE CORPORATE DEBT SECURITIES.

                        1 YEAR        3 YEAR        5 YEAR      10 YEAR
                       RETURN**      RETURN**      RETURN**     RETURN**
INCOME FUND              9.63%         9.30%         6.47%        6.39%
LEHMAN BROTHERS
  AGGREGATE BOND INDEX  10.40%        10.08%         7.55%        7.21%

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                             Income Fund    Lehman Brothers Aggregate Bond Index
6/93                            10,000                   10,000
6/94                             9,894                    9,870
6/95                            10,818                   11,109
6/96                            11,431                   11,666
6/97                            12,377                   12,617
6/98                            13,587                   13,947
6/99                            13,746                   14,386
6/00                            14,234                   15,042
6/01                            15,702                   16,732
6/02                            16,953                   18,176
6/03                            18,586                   20,066

* THE PERFORMANCE INFORMATION FOR ALL OF THE NEW COVENANT FUNDS REFLECTS PERFORMANCE PRIOR TO THE JULY 1, 1999 INCEPTION DATE OF THE FUNDS. IT REPRESENTS PERFORMANCE RECORDS OF THE PRIVATE POOLS PREVIOUSLY MANAGED BY THE PRESBYTERIAN CHURCH (U.S.A.) FOUNDATION, THE PREDECESSOR ENTITY TO THE ADVISER. THESE PRIVATE POOLS HAD INVESTMENT OBJECTIVES AND POLICIES IN ALL MATERIAL RESPECTS EQUIVALENT TO THOSE OF THE FUNDS. THEY WERE NOT SUBJECT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940 OR THE INTERNAL REVENUE CODE OF 1986, WHICH MAY ADVERSELY AFFECT PERFORMANCE RESULTS. THE PERFORMANCE HAS BEEN RESTATED TO REFLECT THE TOTAL EXPENSES OF THE FUNDS.

** RETURNS SHOWN ARE AVERAGE ANNUAL RETURNS, ASSUMING REINVESTMENT OF ALL
   DIVIDENDS AND DISTRIBUTIONS.

NOTE: PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE GRAPHS AND TABLES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                  JUNE 30, 2003
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED GROWTH FUND*
                                       VS.
                      THE BLENDED WILSHIRE/AGGREGATE INDEX+

 +THE BLENDED WILSHIRE/AGGREGATE INDEX IS A COMPOSITE INDEX COMPOSED OF 60% WILSHIRE 5000 TOTAL MARKET STOCK INDEX AND 40% LEHMAN BROTHERS AGGREGATE BOND INDEX.

                           1 Year        3 Year        5 Year      10 Year
                          Return**      Return**      Return**     Return**
Balanced Growth Fund        3.10%        -2.67%         0.88%        6.69%
Blended Wilshire/
  Aggregate Index           4.92%        -2.23%         2.58%        8.96%

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                 Balanced Growth Fund    Blended Wilshire/Aggregate Index
6/93                   10,000                       10,000
6/94                   10,308                       10,019
6/95                   11,724                       12,008
6/96                   13,577                       14,139
6/97                   16,148                       17,087
6/98                   18,277                       20,766
6/99                   19,700                       23,469
6/00                   20,711                       25,237
6/01                   20,088                       24,048
6/02                   18,523                       22,480
6/03                   19,097                       23,587


                                  JUNE 30, 2003
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED INCOME FUND*
                                       VS.
                     THE BLENDED WILSHIRE/AGGREGATE INDEX++

 ++THE BLENDED WILSHIRE/AGGREGATE INDEX IS A COMPOSITE INDEX COMPOSED OF 65% WILSHIRE 5000 TOTAL MARKET STOCK INDEX AND 35% LEHMAN BROTHERS AGGREGATE BOND INDEX.

                              1 Year       3 Year        5 Year      10 Year
                             Return**     Return**      Return**     Return**
Balanced Income Fund           6.00%        2.13%         3.16%        6.61%
Blended Wilshire/
  Aggregate Index              7.20%        2.93%         4.77%        8.36%

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

                 Balanced Income Fund     Blended Wilshire/Aggregate Index
6/93                   10,000                        10,000
6/94                   10,173                         9,957
6/95                   11,399                        11,631
6/96                   12,726                        13,078
6/97                   14,520                        15,113
6/98                   16,233                        17,675
6/99                   17,052                        19,248
6/00                   17,802                        20,460
6/01                   18,172                        20,855
6/02                   17,890                        20,812
6/03                   18,964                        22,311


* THE PERFORMANCE INFORMATION FOR ALL OF THE NEW COVENANT FUNDS REFLECTS PERFORMANCE PRIOR TO THE JULY 1, 1999 INCEPTION DATE OF THE FUNDS. IT REPRESENTS PERFORMANCE RECORDS OF THE PRIVATE POOLS PREVIOUSLY MANAGED BY THE PRESBYTERIAN CHURCH (U.S.A.) FOUNDATION, THE PREDECESSOR ENTITY TO THE ADVISER. THESE PRIVATE POOLS HAD INVESTMENT OBJECTIVES AND POLICIES IN ALL MATERIAL RESPECTS EQUIVALENT TO THOSE OF THE FUNDS. THEY WERE NOT SUBJECT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940 OR THE INTERNAL REVENUE CODE OF 1986, WHICH MAY ADVERSELY AFFECT PERFORMANCE RESULTS. THE PERFORMANCE HAS BEEN RESTATED TO REFLECT THE TOTAL EXPENSES OF THE FUNDS.

** RETURNS SHOWN ARE AVERAGE ANNUAL RETURNS, ASSUMING REINVESTMENT OF ALL
   DIVIDENDS AND DISTRIBUTIONS.

NOTE: PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE GRAPHS AND TABLES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2003

----------------------------------------------------------
                                                 Value
    Shares                                     (Note 2)
----------------------------------------------------------
COMMON STOCK -- 98.4%
            ADVERTISING -- 1.1%
    20,900  Catalina Marketing Corp.* ......$    368,885
   239,000  Interpublic Group of
              Cos., Inc.* (L) ..............   3,197,820
    50,610  Lamar Advertising Co.* .........   1,781,978
    37,100  Omnicom Group, Inc. ............   2,660,070
                                            ------------
                                               8,008,753
                                            ------------
            AEROSPACE -- 0.8%
    36,000  Goodrich Corp. .................     756,000
    65,700  United Technologies Corp. ......   4,653,531
                                            ------------
                                               5,409,531
                                            ------------
            AUTOMOTIVE -- 1.2%
     8,200  Bayerische Motoren Werke AG ....     315,450
     7,200  BorgWarner, Inc. ...............     463,680
    10,900  DaimlerChrysler AG .............     380,515
   128,000  Dana Corp. .....................   1,479,680
    19,200  Johnson Controls, Inc. .........   1,643,520
    12,800  Lear Corp.* ....................     589,056
   165,000  Mitsubishi Motors Corp.* (L) ...     372,392
   111,000  Nissan Motor Co. Ltd. ..........   1,061,237
    16,900  Renault SA .....................     893,498
    11,300  Superior Industries
              International, Inc. ..........     471,210
    55,000  Suzuki Motor Corp. .............     715,469
                                            ------------
                                               8,385,707
                                            ------------
            BANKING -- 5.7%
    71,347  ABN AMRO Holdings NV (L) .......   1,364,148
    27,317  Australia and New Zealand Banking
              Group Ltd. ...................     340,942
    91,400  Banco Bilbao Vizcaya
              Argentaria SA ................     960,371
   102,970  Bank of America Corp. ..........   8,137,719
   135,100  Bank One Corp. .................   5,023,018
    68,800  Barclays Plc ...................     510,891
    30,100  BNP Paribas SA (L) .............   1,529,507
    47,145  Charter One Financial, Inc. ....   1,469,981
    17,227  Credit Suisse Group ............     453,396
    66,000  DBS Group Holdings Ltd. ADR ++ .     386,027
     8,200  Deutsche Bank AG* (L) ..........     531,839
    34,000  ForeningsSparbanken AB .........     469,336
    38,900  Golden West Financial Corp. ....   3,112,389
    34,900  Hang Seng Bank Ltd. ............     369,223
    38,600  Hibernia Corp. Class A .........     700,976
    45,000  Huntington Bancshares, Inc. (L)      878,400
    62,600  KeyCorp ........................   1,581,902
     6,300  M&T Bank Corp. .................     530,586
     9,515  National Australia Bank Ltd. ...     213,774
    90,300  National City Corp. ............   2,953,713
    56,947  New York Community Bancorp, Inc.   1,656,579
    53,900  Royal Bank of Scotland Group Plc   1,512,046
    25,700  Sky Financial Group, Inc. ......     558,204
    41,300  Sovereign Bancorp, Inc. (L) ....     646,345
    59,300  Standard Chartered Plc* ........     720,211
    10,800  Svenska Handelsbanken AB Class A     176,741
    48,400  UnionBanCal Corp. ..............   2,002,308
    48,300  Wachovia Corp. .................   1,930,068
                                            ------------
                                              40,720,640
                                            ------------
            BROADCASTING AND MEDIA -- 2.8%
   331,650  AOL Time Warner, Inc.* .........   5,336,248
    27,410  Clear Channel
              Communications, Inc.* ........   1,161,910
    41,100  Cox Communications,
              Inc. Class A* ................   1,311,090
    44,200  Gannett Co., Inc. ..............   3,395,002
   441,840  Liberty Media Corp. Class A* ...   5,107,670

----------------------------------------------------------
                                                 Value
    Shares                                     (Note 2)
----------------------------------------------------------

    29,241  News Corp. Ltd. ................$    219,640
    79,600  Pearson Plc ....................     743,459
    57,800  Reuters Group Plc ..............     167,630
    17,000  Scripps (E.W.) Co. Class A .....   1,508,240
    26,000  Viacom, Inc. Class B* ..........   1,135,160
                                            ------------
                                              20,086,049
                                            ------------
            CHEMICALS -- 1.3%
    13,700  BOC Group Plc ..................     175,771
    26,400  Dow Chemical Co. ...............     817,344
    19,900  Eastman Chemical Co. ...........     630,233
    52,700  Ecolab, Inc. ...................   1,349,120
   124,300  Engelhard Corp. ................   3,078,911
    20,100  Ferro Corp. ....................     452,853
     8,900  Minerals Technologies, Inc. ....     433,074
     6,200  Nitto Denko Corp. (L) ..........     202,923
    10,700  Norsk Hydro ASA (L) ............     526,225
    52,200  Rohm & Haas Co. ................   1,619,766
     8,200  Wellman, Inc. ..................      91,840
                                            ------------
                                               9,378,060
                                            ------------
            COMMERCIAL SERVICES -- 0.7%
    39,700  Fluor Corp. ....................   1,335,508
    15,000  ITT Educational Services, Inc.*      438,750
    22,200  Jacobs Engineering Group, Inc.*      935,730
    15,700  Maximus, Inc.* .................     433,791
    40,100  Weight Watchers
              International, Inc.* (L) .....   1,824,149
                                            ------------
                                               4,967,928
                                            ------------
            COMPUTER SERVICES AND SOFTWARE -- 4.8%
    40,600  Adobe Systems, Inc. ............   1,302,042
    19,600  Affiliated Computer Services, Inc.
              Class A* .....................     896,308
    23,600  ASML Holding NV* ...............     224,124
    35,500  Automatic Data Processing, Inc.    1,202,030
    43,700  Computer Sciences Corp.* .......   1,665,844
   113,600  Dell Computer Corp.* ...........   3,630,656
    46,200  Dendrite International,
              Inc.* (L) ....................     595,056
    85,500  Electronic Data Systems Corp. ..   1,833,975
    79,600  EMC Corp.* .....................     833,412
    57,900  Gartner, Inc. Class A* .........     438,882
    14,700  Hyperion Solutions Corp.* (L) ..     496,272
    29,500  Lexmark International, Inc.* ...   2,087,715
   132,368  Maxtor Corp.* ..................     994,084
   529,790  Microsoft Corp. ................  13,567,922
    96,750  Network Appliance, Inc.* .......   1,568,318
     3,400  SAP AG (L) .....................     400,978
     1,100  SAP AG-Sponsored ADR ...........      32,142
    42,900  SunGard Data System, Inc.* .....   1,111,539
     6,700  TDK Corp. ......................     330,885
    43,200  Western Digital Corp.* (L) .....     444,960
                                            ------------
                                              33,657,144
                                            ------------
            CONSTRUCTION AND BUILDING MATERIALS -- 0.6%
    34,600  Bouygues SA (L) ................     955,173
    27,801  CRH Plc ........................     437,693
    23,700  Granite Construction, Inc. .....     454,092
    17,917  Holcim Ltd. Class B (L) ........     662,030
    54,400  Masco Corp. ....................   1,297,440
    50,000  Sekisui House Ltd. .............     378,930
     6,000  Tostem Inax Holding Corp. ......      86,446
                                            ------------
                                               4,271,804
                                            ------------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2003

----------------------------------------------------------
                                                 Value
    Shares                                     (Note 2)
----------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            CONSUMER PRODUCTS -- 3.7%
    30,900  Avery Dennison Corp. ...........$  1,551,180
    10,000  Avon Products, Inc. ............     622,000
    49,900  Eastman Kodak Co. ..............   1,364,765
    42,640  Estee Lauder Cos., Inc. Class A    1,429,719
     6,000  Fuji Photo Film Co. Ltd. .......     173,392
    86,400  Gillette Co. ...................   2,752,704
     4,900  L'Oreal SA (L) .................     345,490
   288,000  Li & Fung Ltd. .................     371,166
    22,300  Liz Claiborne, Inc. ............     786,075
   101,200  Mattel, Inc. ...................   1,914,704
    34,200  Nike, Inc. Class B .............   1,829,358
    25,000  Nikon Corp. (L) ................     205,913
    47,700  Pitney Bowes, Inc. .............   1,832,157
    91,160  Procter & Gamble Co. ...........   8,129,649
    16,000  Reebok International Ltd.* .....     538,080
    14,400  Sherwin-Williams Co. ...........     387,072
    10,100  Timberland Co. Class A* ........     533,886
    26,700  Tupperware Corp. ...............     383,412
    99,000  Unilever Plc ...................     788,243
                                            ------------
                                              25,938,965
                                            ------------
            DIVERSIFIED OPERATIONS -- 4.9%
    12,700  3M Co. .........................   1,638,046
   164,400  Bombardier, Inc. Class B .......     552,940
    49,100  Brambles Industries Ltd. (L) ...     150,487
    88,800  Centrica Plc ...................     257,535
    10,500  Eaton Corp. ....................     825,405
   108,600  First Data Corp. ...............   4,500,384
   407,900  General Electric Co. ...........  11,698,572
    51,500  Hutchison Whampoa Ltd. .........     313,697
    46,400  ITT Industries, Inc. ...........   3,037,344
    24,000  Mitsubishi Corp. ...............     166,496
    80,000  Smiths Group Plc ...............     928,053
    63,500  SPX Corp.* .....................   2,797,810
    42,900  Swire Pacific Ltd. Class A .....     187,595
    48,500  Textron, Inc. ..................   1,892,470
   132,500  Thermo Electron Corp.* .........   2,785,150
   134,000  Tyco International Ltd. ........   2,543,320
    12,400  Varian, Inc.* ..................     429,908
                                            ------------
                                              34,705,212
                                            ------------
            ELECTRONICS -- 4.3%
    21,000  Actel Corp.* (L) ...............     430,500
     7,800  Advantest Corp. ................     345,584
   207,910  Altera Corp.* ..................   3,409,724
    11,000  AMETEK, Inc. ...................     403,150
    79,900  Analog Devices, Inc.* ..........   2,782,118
    65,080  Applied Materials, Inc.* .......   1,032,169
    59,230  Broadcom Corp. Class A* (L) ....   1,475,419
    10,000  Cabot Microelectronics
              Corp.* (L) ...................     504,700
    51,310  Emulex Corp.* ..................   1,168,329
    52,100  Fairchild Semiconductor
              International, Inc.* .........     666,359
     8,100  Hirose Electric Co. Ltd. .......     669,856
    45,000  Hitachi Ltd. ...................     190,756
    12,900  Infineon Technologies AG* (L) ..     124,731
    67,830  Intersil Corp. Class A* ........   1,804,956
    96,900  Jabil Circuit, Inc.* ...........   2,141,490
   356,000  Johnson Electric Holdings Ltd. .     440,541
     1,400  Keyence Corp. ..................     256,506
    51,730  KLA-Tencor Corp.* ..............   2,404,928
    18,700  Koninklijke (Royal) Philips
              Electronics NV ...............     355,610
     3,100  Koninklijke (Royal) Philips
              Electronics NV NY Shares .....      59,241

----------------------------------------------------------
                                                 Value
    Shares                                     (Note 2)
----------------------------------------------------------
     5,500  Murata Manufacturing Co. Ltd. ..$    216,198
    96,000  NEC Corp.* (L) .................     479,700
    75,600  NVIDIA Corp.* (L) ..............   1,739,556
     6,000  Rohm Co. Ltd. ..................     654,091
     8,024  Samsung Electronics Co.
              Ltd. GDR ++ ..................   1,192,348
   169,260  Sanmina-SCI Corp. * ............   1,068,031
    14,100  Sony Corp. .....................     396,902
    24,800  STMicroelectronics NV* (L) .....     520,025
   126,075  Taiwan Semiconductor
              Manufacturing
              Co. Ltd. Sponsored ADR* ......   1,270,836
    20,900  Tokyo Electron Ltd. ............     990,389
    23,000  Venture Corp. Ltd. .............     210,276
    38,960  Xilinx, Inc.* ..................     986,078
                                            ------------
                                              30,391,097
                                            ------------
            ENERGY -- 2.6%
    14,200  American Electric
              Power Co., Inc. ..............     423,586
    14,100  Black Hills Corp. (L) ..........     432,870
    26,000  Cleco Corp. (L) ................     450,320
   109,300  Duke Energy Corp. ..............   2,180,535
    25,600  Edison International* ..........     420,608
    12,200  Energen Corp. ..................     406,260
    20,100  Energy East Corp. ..............     417,276
    37,700  Entergy Corp. ..................   1,989,806
    57,037  Exelon Corp. ...................   3,411,383
    12,000  Kansai Electric Power Co., Inc.      189,282
    33,900  Massey Energy Co. ..............     445,785
    20,200  MDU Resources Group, Inc. ......     676,498
    31,500  Pinnacle West Capital Corp. ....   1,179,675
    22,400  PPL Corp. ......................     963,200
   162,600  TXU Corp. ......................   3,650,370
    56,500  Xcel Energy, Inc. ..............     849,760
                                            ------------
                                              18,087,214
                                            ------------
            ENTERTAINMENT AND LEISURE -- 0.2%
    39,200  Callaway Golf Co. (L) ..........     518,224
    40,130  Walt Disney Co. ................     792,567
                                            ------------
                                               1,310,791
                                            ------------
            FINANCIAL SERVICES -- 9.5%
     3,990  Aiful Corp. ....................     170,134
    56,150  Ambac Financial Group, Inc. ....   3,719,937
    20,300  American Capital Strategies Ltd.     506,282
    26,820  American Express Co. ...........   1,121,344
    17,000  Bear Stearns Cos., Inc. ........   1,231,140
    52,800  Capital One Financial Corp. ....   2,596,704
   290,876  Citigroup, Inc. ................  12,449,493
    28,700  Concord EFS, Inc.* .............     422,464
    48,600  Countrywide Financial Corp. ....   3,381,102
    62,000  Daiwa Securities Group, Inc. ...     356,277
   110,700  Equifax, Inc. ..................   2,878,200
    90,500  Fannie Mae .....................   6,103,320
    42,470  Fiserv, Inc.* ..................   1,512,357
    96,000  Freddie Mac ....................   4,873,920
    33,850  Goldman Sachs Group, Inc. ......   2,834,937
    36,400  HBOS Plc .......................     471,218
    70,400  HSBC Holdings PLC ..............     831,789
    39,900  ING Groep NV ...................     693,240
    42,520  Janus Capital Group, Inc. ......     697,328
    25,900  Lehman Brothers Holdings, Inc. .   1,721,832
    84,300  MBIA, Inc. .....................   4,109,625
    56,400  MBNA Corp. .....................   1,175,376
   106,900  Merrill Lynch & Co., Inc. ......   4,990,092
    67,100  Morgan Stanley .................   2,868,525
    92,000  Nikko Cordial Corp. ............     369,303
    34,000  Nomura Holdings, Inc. ..........     431,530
     9,700  Orix Corp. .....................     536,398

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2003

----------------------------------------------------------
                                                 Value
    Shares                                     (Note 2)
----------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            FINANCIAL SERVICES -- (CONTINUED)
   129,150  Providian Financial Corp.* .....$  1,195,929
    11,844  UBS AG .........................     658,855
    44,200  Wells Fargo & Co. ..............   2,227,680
                                            ------------
                                              67,136,331
                                            ------------
            FOOD AND BEVERAGES -- 4.2%
    35,400  Bunge Ltd. .....................   1,012,440
     5,700  Carrefour SA ...................     279,364
    41,200  Coca-Cola Co. ..................   1,912,092
    46,300  Coca-Cola Enterprises, Inc. ....     840,345
    18,300  Compass Group Plc ..............      98,672
    58,500  General Mills, Inc. ............   2,773,485
     4,200  Groupe Danone * (L) ............     581,177
    54,500  H.J. Heinz Co. .................   1,797,410
    35,700  Interstate Bakeries Corp. ......     453,390
    14,400  Koninklijke Numico NV* (L) .....     221,584
    84,600  Kraft Foods, Inc. ..............   2,753,730
    21,500  Lance, Inc. (L) ................     196,295
     5,298  Nestle SA ......................   1,093,206
    78,500  Pepsi Bottling Group, Inc. .....   1,571,570
   169,630  PepsiCo, Inc. ..................   7,548,535
    95,000  Safeway, Inc.* .................   1,943,700
   138,100  Sara Lee Corp. .................   2,597,661
    18,200  Sensient Technologies Corp. (L)      418,418
    41,300  SUPERVALU, Inc. ................     880,516
    74,937  Tesco Plc ......................     271,121
    62,400  Woolworths Ltd. ................     523,951
                                            ------------
                                              29,768,662
                                            ------------
            FORESTRY AND PAPER PRODUCTS -- 0.9%
    37,100  Abitibi-Consolidated, Inc. (L) .     234,819
    17,800  Boise Cascade Corp. ............     425,420
    17,700  Bowater, Inc. ..................     662,865
    41,000  Georgia-Pacific Corp. ..........     776,950
    39,100  International Paper Co. ........   1,397,043
    15,300  Rayonier, Inc. .................     504,900
    27,000  Sumitomo Forestry Co. Ltd. .....     139,863
    25,800  UPM-Kymmene Oyj ................     376,562
    33,000  Weyerhaeuser Co. ...............   1,782,000
                                            ------------
                                               6,300,422
                                            ------------
            HEALTH SERVICES -- 2.0%
    11,200  Advisory Board Co.* (L) ........     453,824
    46,000  Aetna, Inc. ....................   2,769,200
    29,600  Anthem, Inc.* ..................   2,283,640
    13,000  Health Net, Inc.* ..............     428,350
    62,000  McKesson Corp. .................   2,215,880
    14,600  UnitedHealth Group, Inc. .......     733,650
    65,750  WellPoint Health Networks, Inc.*   5,542,725
                                            ------------
                                              14,427,269
                                            ------------
            HOTELS AND OTHER LODGING PLACES -- 0.0%#
     6,500  Accor SA (L) ...................     235,123
                                            ------------
            INSURANCE -- 3.8%
   127,571  Aegon NV* ......................   1,277,434
     4,200  Allianz AG .....................     349,092
    91,409  American International
              Group, Inc. ..................   5,043,949
   123,000  Aon Corp. ......................   2,961,840
    18,200  Arthur J. Gallagher & Co. (L) ..     495,040
     7,800  Assicurazioni Generali S.p.A (L)     180,754
        59  Berkshire Hathaway, Inc.
              Class A* .....................   4,277,500
    41,000  Chubb Corp. ....................   2,460,000
    23,500  Endurance Specialty
              Holdings Ltd. ................     701,475
    60,000  Hartford Financial
              Services Group, Inc. .........   3,021,600

----------------------------------------------------------
                                                 Value
    Shares                                     (Note 2)
----------------------------------------------------------

    30,000  Jefferson-Pilot Corp. ..........$  1,243,800
    44,000  Mitsui Sumitomo
              Insurance Co. Ltd. ...........     204,106
     3,800  Muenchener Rueckversicherungs-
              Gesellschaft AG (L) ..........     387,410
    36,600  Prudential Plc .................     221,653
    29,446  QBE Insurance Group Ltd. (L) ...     184,053
    26,800  Reinsurance Group of
              America, Inc. (L) ............     860,280
    48,700  St. Paul Cos., Inc. ............   1,778,037
    23,495  Swiss Re .......................   1,301,770
                                            ------------
                                              26,949,793
                                            ------------
            INTERNET SERVICES -- 0.7%
    14,700  CheckFree Corp.* ...............     409,248
    63,000  InterActiveCorp (L) ............   2,492,910
    22,500  Symantec Corp.* ................     986,850
    26,900  TriZetto Group, Inc.* (L) ......     162,476
    21,900  VeriSign, Inc.* ................     302,877
        14  Yahoo Japan Corp.* .............     227,358
                                            ------------
                                               4,581,719
                                            ------------
            MACHINERY AND EQUIPMENT -- 0.4%
    17,900  Albany International
              Corp. Class A (L) ............     490,460
    20,370  Deere & Co. ....................     930,909
    21,200  Graco, Inc. ....................     678,400
     7,000  Sandvik AB (L) .................     183,200
    13,200  Schneider Electric SA (L) ......     620,574
     1,300  SMC Corp. ......................     109,456
                                            ------------
                                               3,012,999
                                            ------------
            MANUFACTURING -- 0.9%
    41,800  Assa Abloy AB Class B (L) ......     404,688
    19,910  Ball Corp. .....................     906,104
    28,330  Emerson Electric Co. ...........   1,447,663
   103,700  National Semiconductor Corp.* ..   2,044,964
    39,500  Rayovac Corp.* (L) .............     511,525
    19,500  Siemens AG .....................     956,616
   124,000  Toray Industries, Inc. .........     288,120
                                            ------------
                                               6,559,680
                                            ------------
            MEDICAL PRODUCTS -- 5.3%
    24,400  Advanced Medical Optics, Inc.* .     416,020
    22,950  Amgen, Inc.* ...................   1,524,798
    10,800  Bard (C.R.), Inc. ..............     770,148
    60,000  Baxter International, Inc. .....   1,560,000
    24,200  Beckman Coulter, Inc. ..........     983,488
   112,310  Becton, Dickinson & Co. ........   4,363,244
    22,900  Cambrex Corp. (L) ..............     527,158
     7,800  Essilor International SA .......     314,214
     7,500  Forest Laboratories, Inc.* .....     410,625
    81,900  Genzyme Corp.* .................   3,423,420
    64,800  Guidant Corp. ..................   2,876,472
     5,900  Hoya Corp. .....................     406,354
    71,000  IMS Health, Inc. ...............   1,277,290
    93,700  Incyte Genomics, Inc.* (L) .....     434,768
   101,370  Johnson & Johnson ..............   5,240,829
    67,000  Laboratory Corp. of
              America Holdings* ............   2,020,050
    42,920  MedImmune, Inc.* ...............   1,561,000
    17,230  Medtronic, Inc. ................     826,523
    20,800  Owens & Minor, Inc. (L) ........     464,880
    16,500  Quest Diagnostics, Inc.* .......   1,052,700
    44,800  Sanofi-Synthelabo SA (L) .......   2,623,734
    23,100  Stryker Corp. ..................   1,602,447
       306  Synthes-Stratec, Inc. ..........     219,808
    89,500  Triad Hospitals, Inc.* .........   2,221,390
    15,180  Zimmer Holdings, Inc.* .........     683,859
                                            ------------
                                              37,805,219
                                            ------------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2003

----------------------------------------------------------
                                                 Value
    Shares                                     (Note 2)
----------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            METALS AND MINING -- 0.5%
     4,800  Alcan, Inc. (L) ................$    148,407
    55,000  Alumina Ltd. ...................     150,127
    23,462  BHP Billiton Ltd. ..............     135,950
    23,001  BHP Billiton Ltd. Sponsored ADR      266,582
    78,967  BHP Billiton Plc ...............     415,684
     8,000  Companhia Vale do Rio Doce ADR .     237,280
    10,000  Companhia Vale do Rio Doce
              Sponsored ADR ................     277,500
    30,300  Freeport-McMoRan Copper &
              Gold, Inc. (L) ...............     742,350
     5,100  Pechiney SA (L) ................     183,076
    15,400  Placer Dome, Inc. (L) ..........     187,010
    10,500  Precision Castparts Corp. ......     326,550
    55,000  WMC Resources Ltd.* ............     129,471
    35,000  Xstrata Plc* ...................     232,467
                                            ------------
                                               3,432,454
                                            ------------
            OIL AND GAS -- 6.4%
   173,700  BG Group Plc ...................     769,611
    41,700  Burlington Resources, Inc. .....   2,254,719
    61,311  ChevronTexaco Corp. ............   4,426,654
    82,519  ConocoPhillips .................   4,522,041
    34,970  Cooper Cameron Corp.* ..........   1,761,789
    59,791  Devon Energy Corp. .............   3,192,818
    70,550  ENI S.p.A.* (L) ................   1,066,975
   254,300  Exxon Mobil Corp. ..............   9,131,913
   101,500  Halliburton Co. ................   2,334,500
     4,162  L'Air Liquide SA * .............     617,021
   140,100  Marathon Oil Corp. .............   3,691,635
    52,400  Noble Corp.* ...................   1,797,320
    43,000  Occidental Petroleum Corp. .....   1,442,650
    27,969  Patina Oil & Gas Corp. .........     899,195
    17,400  Repsol YPF, SA* (L) ............     282,134
    49,600  Royal Dutch Petroleum Co. ......   2,302,235
     5,200  Royal Dutch Petroleum
              Co. NY Shares ................     242,424
    19,300  Schlumberger Ltd. ..............     918,101
    67,000  Statoil ASA ....................     570,833
    19,000  Suncor Energy, Inc. (L) ........     354,341
    34,700  Unocal Corp. ...................     995,543
    37,000  Weatherford International Ltd.*    1,550,300
                                            ------------
                                              45,124,752
                                            ------------
            PHARMACEUTICALS -- 9.8%
    99,500  Abbott Laboratories ............   4,354,120
    18,200  Abgenix, Inc.* (L) .............     190,918
    17,100  Alkermes, Inc.* ................     183,825
    44,360  AmerisourceBergen Corp. ........   3,076,366
    34,380  AstraZeneca Plc ................   1,378,604
    42,670  AstraZeneca Plc
              (Stockholm Registered) .......   1,729,736
    10,690  Barr Laboratories, Inc.* .......     700,195
    25,800  Biogen, Inc.* ..................     980,400
    33,000  Cephalon, Inc.* (L) ............   1,358,280
    29,300  Chugai Pharmaceutical Co. Ltd. .     332,835
    11,300  CV Therapeutics, Inc.* (L) .....     335,158
    82,370  Eli Lilly & Co. ................   5,681,059
    80,700  Gilead Sciences, Inc.* .........   4,485,306
     9,000  GlaxoSmithKline Plc ............     181,634
    12,700  ILEX Oncology, Inc.* (L) .......     246,507
    67,550  IVAX Corp.* ....................   1,205,767
   157,100  King Pharmaceuticals, Inc.* ....   2,318,796
   133,720  Merck & Co., Inc. ..............   8,096,746
    39,024  Novartis AG ....................   1,544,204
     7,600  Novo Nordisk A/S Class B .......     266,055
    99,500  Omnicare, Inc. .................   3,362,105
     8,200  OSI Pharmaceuticals, Inc.* (L) .     264,122

----------------------------------------------------------
                                                 Value
    Shares                                     (Note 2)
----------------------------------------------------------

    28,100  Perrigo Co. ....................$    439,484
   407,505  Pfizer, Inc. ...................  13,916,296
    35,700  Regeneron Pharmaceuticals,
              Inc.* (L) ....................     562,275
     7,200  Roche Holding AG ...............     564,767
    18,000  Sankyo Co. Ltd. ................     214,966
   326,600  Schering-Plough Corp. ..........   6,074,760
    46,000  Shionogi & Co. Ltd. ............     623,294
    94,500  Watson Pharmaceuticals, Inc.* ..   3,814,965
    24,580  Wyeth ..........................   1,119,619
                                            ------------
                                              69,603,164
                                            ------------
            PRINTING AND PUBLISHING -- 0.6%
     3,000  Dai Nippon Printing Co. Ltd ....      31,730
    34,800  Dow Jones & Co., Inc. (L) ......   1,497,444
    12,700  Knight-Ridder, Inc. ............     875,411
     6,900  Reed Elsevier NV ...............      81,375
    24,600  Reed Elsevier Plc ..............     204,696
    29,968  Singapore Press Holdings Ltd. ..     311,419
    17,800  Thomson Corp. ..................     555,420
    17,100  Thomson Corp. (Toronto
              Registered) (L) ..............     533,639
    10,620  VNU NV .........................     327,203
                                            ------------
                                               4,418,337
                                            ------------
            REAL ESTATE -- 0.5%
    55,000  Cheung Kong (Holdings) Ltd. ....     330,784
     5,800  General Growth Properties, Inc.      362,152
   253,000  Hang Lung Properties Ltd. (L) ..     228,728
   114,000  HongKong Land Holdings Ltd. ....     142,500
    18,900  IStar Financial, Inc. ..........     689,850
    47,000  Mitsubishi Estate Co. Ltd. .....     318,226
    63,000  Mitsui Fudosan Co. Ltd. ........     402,424
    11,600  ProLogis .......................     316,680
    15,900  Rouse Co. ......................     605,790
    23,000  Sun Hung Kai Properties Ltd. ...     116,207
                                            ------------
                                               3,513,341
                                            ------------
            RESTAURANTS -- 0.4%
    15,100  Brinker International, Inc.* ...     543,902
   107,500  McDonald's Corp. ...............   2,371,450
                                            ------------
                                               2,915,352
                                            ------------
            RETAIL -- 4.7%
    19,700  Abercrombie & Fitch Co.* .......     559,677
    36,000  Aeon Co. Ltd. ..................     824,485
    14,700  AutoZone, Inc.* ................   1,116,759
    80,390  Bed, Bath & Beyond, Inc.* ......   3,119,936
    42,930  Best Buy Co., Inc.* ............   1,885,485
    34,600  CVS Corp. ......................     969,838
    38,720  Dollar Tree Stores, Inc.* ......   1,228,586
    31,800  Family Dollar Stores, Inc. .....   1,213,170
    42,800  Federated Department
              Stores, Inc. .................   1,577,180
    41,800  Foot Locker, Inc. ..............     553,850
   158,400  Gap, Inc. ......................   2,971,584
    53,700  Home Depot, Inc. ...............   1,778,544
    33,600  Industria de Diseno
              Textil, SA* (L) ..............     844,997
   115,970  Lowe's Cos., Inc. ..............   4,980,911
    63,142  Marks & Spencer Group Plc ......     328,995
     6,000  Metro AG (L) ...................     193,955
    19,500  Pacific Sunwear of
              California, Inc.* (L) ........     469,755
     2,900  Shimamura Co. Ltd. .............     160,125
    72,800  Staples, Inc.* .................   1,335,880
    39,000  Target Corp. ...................   1,475,760
    82,420  Wal-Mart Stores, Inc. ..........   4,423,481
    41,440  Williams-Sonoma, Inc.* .........   1,210,048
                                            ------------
                                              33,223,001
                                            ------------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2003

----------------------------------------------------------
                                                 Value
    Shares                                     (Note 2)
----------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- 4.5%
    11,000  Canon, Inc. ....................$    504,768
   514,650  Cisco Systems, Inc.* ...........   8,589,508
    34,400  Citrix Systems, Inc.* ..........     700,384
   333,650  Intel Corp. ....................   6,934,582
   118,790  International Business
              Machines Corp. ...............   9,800,175
    24,800  Macromedia, Inc.* (L) ..........     521,792
   215,300  Texas Instruments, Inc. ........   3,789,280
   114,870  Xerox Corp.* (L) ...............   1,216,473
                                            ------------
                                              32,056,962
                                            ------------
            TELECOMMUNICATIONS -- 6.6%
    32,800  Advanced Fibre
              Communications, Inc.* ........     533,656
    32,300  America Movil SA de CV,
              Series L ADR .................     605,625
   152,040  AT&T Corp. .....................   2,926,770
    30,200  BCE, Inc. (L) ..................     690,349
    37,500  BellSouth Corp. ................     998,625
    78,000  CenturyTel, Inc. ...............   2,718,300
    74,000  China Mobile (Hong Kong) Ltd. ..     174,606
   281,200  Citizens Communications Co.* (L)   3,624,668
   112,352  Comcast Corp. Class A* .........   3,390,783
    62,200  Comcast Corp., Special Class A*    1,793,226
    47,100  Deutsche Telekom AG* ...........     718,816
    21,200  France Telecom SA* (L) .........     520,006
        59  Japan Telecom Holdings Co. Ltd.      179,346
   131,700  Koninklijke (Royal) KPN NV* ....     933,131
   275,100  mm02 Plc* ......................     257,623
    71,130  Motorola, Inc. .................     670,756
    79,800  National Grid Transco Plc ......     541,218
    99,000  Nextel Communications,
              Inc. Class A* ................   1,789,920
    61,900  Nokia Oyj ......................   1,019,322
       100  NTT DoCoMo, Inc. ...............     216,531
    20,800  Plantronics, Inc.* .............     450,736
    24,800  Portugal Telecom, SGPS, SA .....     177,708
    17,600  QUALCOMM, Inc. .................     629,200
   174,200  Qwest Communications
              International, Inc.* .........     832,676
   151,900  SBC Communications, Inc. .......   3,881,045
    27,700  SES Global* ....................     179,721
 1,242,799  Singapore Telecommunications
              Ltd. .........................   1,065,647
     3,714  Swisscom AG (L) ................   1,055,628
   110,930  Telecom Corp. of New Zealand
              Ltd. (L) .....................     340,308
    58,530  Telefonica, SA .................     679,519
    18,000  Telefonos de Mexico, SA de CV,
              Series L Sponsored ADR .......     565,560
    38,000  Telephone and Data Systems, Inc.   1,888,600
    17,500  Telus Corp. Non-Voting Shares ..     287,857
    54,370  Univision Communications, Inc.
              Class A* (L) .................   1,652,848
   116,352  Verizon Communications, Inc. ...   4,590,086
    49,800  Vivendi Universal SA* (L) ......     906,422
 1,725,168  Vodafone Group Plc .............   3,373,472
                                            ------------
                                              46,860,310
                                            ------------
            TRANSPORTATION -- 1.4%
    57,400  Burlington Northern
              Santa Fe Corp. ...............   1,632,456
    21,500  CNF, Inc. ......................     545,670
    41,200  CSX Corp. ......................   1,239,708
    28,500  ExpressJet Holdings, Inc.* .....     430,350
    45,200  FedEx Corp. ....................   2,803,756

----------------------------------------------------------
                                                 Value
    Shares                                     (Note 2)
----------------------------------------------------------
    52,000  Japan Airlines
              System Corp.* (L) ............$    113,463
    44,000  Singapore Airlines Ltd. ........     259,849
    51,000  Tokyu Corp. (L) ................     164,372
    21,500  Union Pacific Corp. ............   1,247,430
    18,890  United Parcel Service,
              Inc. Class B .................   1,203,293
    20,100  Werner Enterprises, Inc. .......     426,120
                                            ------------
                                              10,066,467
                                            ------------
            WASTE MANAGEMENT -- 0.6%
    99,000  Republic Services, Inc.* .......   2,244,330
    72,200  Waste Management, Inc. .........   1,739,298
                                            ------------
                                               3,983,628
                                            ------------
            Total Common Stock
              (Cost $704,889,873) .......... 697,293,880
                                            ------------
 Principal
  Amount+
 ---------
CORPORATE FIXED INCOME SECURITIES -- 0.0% #
   (Cost $292,240)
            FINANCIAL SERVICES -- 0.0% #
$39,000,000 SMFG Finance Ltd
              2.250% due 07/11/2005++ ......     328,857
                                            ------------
REPURCHASE AGREEMENTS -- 1.7% (Cost $11,693,000)
11,693,000    Agreement dated 06/30/2003 with
                State Street Bank, 0.950% to be
                repurchased at $11,693,309 on
                07/01/2003, collateralized by
                $4,945,000 Federal National
                Mortgage Association 5.260% due
                10/02/2003, Market Value
                $5,061,984; $4,420,000 Federal
                National Mortgage Association
                5.250% due 06/15/2006, Market
                Value $4,857,165; $405,000 Federal
                National Mortgage Association
                3.000% due 07/29/2004, Market
                Value $410,728; $1,605,000 Federal
                Home Loan Bank 1.290% due
                04/13/2004, Market Value
                $1,610,488 .................  11,693,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $716,875,113) ............. 100.1%  709,315,737

OTHER ASSETS AND
   LIABILITIES (NET) ............... (0.1)%     (430,906)
                                    ------- ------------
NET ASSETS .........................100.0%  $708,884,831
                                    ======= ============
SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (Cost $43,330,938) (Note 2) .............$ 43,330,938
                                            ============

------------------------
*   Non-income producing security.
+ Principal amount is stated in the currency of the country in which the security is denominated.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $1,907,232 or 0.27% of net assets.
#   Amount is less than 0.1%.
(L) Securities lending -- securities in whole or in part on loan at June 30, 2003.
Abbreviations:
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2003

-----------------------------------------------------------
   Principal                                      Value
    Amount                                      (Note 2)
-----------------------------------------------------------

CORPORATE FIXED INCOME SECURITIES -- 28.0%
$1,900,000  Alcoa, Inc.
              6.500% due 06/15/2018 ........$  2,245,087
 1,900,000  Alliance Capital Management
              5.625% due 08/15/2006 ........   2,082,780
            American General Finance
 1,000,000    5.875% due 07/14/2006 ........   1,104,195
 3,900,000    6.100% due 05/22/2006 ........   4,319,995
 2,500,000  AOL Time Warner, Inc.
              7.625% due 04/15/2031 ........   2,896,102
 2,925,000  Bank of America Corp.
              6.875% due 02/15/2005 ........   3,172,358
 5,000,000  Bank of New York
              4.140% due 08/02/2007 ........   5,356,350
 2,500,000  BellSouth Telecommunications, Inc.
              6.375% due 06/01/2028 ........   2,799,388
 1,125,000  BRE Properties, Inc.
              7.125% due 02/15/2013 ........   1,321,835
 1,250,000  Burlington North Santa Fe
              6.750% due 07/15/2011 ........   1,465,881
 2,500,000  Carolina Power & Light
              6.500% due 07/15/2012 ........   2,896,915
 5,250,000  Citigroup, Inc.
              6.750% due 12/01/2005 ........   5,856,779
            Coca-Cola Enterprises
10,000,000    7.013% due 06/20/2020(b) .....   3,889,340
 1,250,000    6.950% due 11/15/2026 ........   1,510,105
 1,375,000  Conoco Funding Co.
              5.450% due 10/15/2006 ........   1,518,979
 1,800,000  Delphi Automotive Systems Corp.
              6.125% due 05/01/2004 ........   1,842,642
 3,000,000  Dominion Resources, Inc.
              7.625% due 07/15/2005 ........   3,338,649
 1,265,000  Duke Realty Corp.
              7.050% due 03/01/2006(a) .....   1,365,206
            EOP Operating LP
 3,150,000    6.500% due 06/15/2004 ........   3,295,026
 1,600,000    6.800% due 01/15/2009 ........   1,843,579
 3,975,000  Equity Residential Properties
              6.875% due 11/01/2004 ........   4,234,091
 2,137,488  FedEx Corp.
              6.720% due 01/15/2022 ........   2,492,792
 5,000,000  First Security Corp.
              7.000% due 07/15/2005 ........   5,519,140
 1,950,000  Firstar Bank
              7.125% due 12/01/2009 ........   2,360,434
            Ford Motor Credit Co.
 5,200,000    5.800% due 01/12/2009 ........   5,174,088
   650,000    7.375% due 10/28/2009 ........     682,434
 2,500,000  General Electric Capital Corp.
              5.375% due 03/15/2007 ........   2,753,605
 3,970,000  General Motors Acceptance Corp.
              6.875% due 09/15/2011 ........   3,989,425
            General Motors Corp.
 1,475,000    7.200% due 01/15/2011(L) .....   1,488,830
   615,000    8.800% due 03/01/2021 ........     637,604
 1,400,000  Georgia Power Co.
              6.200% due 02/01/2006 ........   1,553,493
            Household Finance Corp.
 2,490,000    5.875% due 09/25/2004 ........   2,621,121
   750,000    6.400% due 06/17/2008 ........     857,060
            International Lease Finance Corp.
 3,000,000    5.540% due 03/21/2005 ........   3,153,390
 2,000,000    5.950% due 06/06/2005 ........   2,127,438
 1,070,000  International Paper Co.
              6.500% due 11/15/2007 ........   1,205,866
            May Department Stores Co.
 4,575,000    6.900% due 01/15/2032(L) .....   5,106,707
   675,000    7.450% due 09/15/2011 ........     812,645

-----------------------------------------------------------
   Principal                                      Value
    Amount                                      (Note 2)
-----------------------------------------------------------

$5,000,000  Merrill Lynch & Co.
              5.360% due 02/01/2007 ........$  5,422,915
 3,525,000  Morgan Stanley
              3.625% due 04/01/2008 ........   3,616,382
            National City Corp.
 3,250,000    6.875% due 05/15/2019 ........   3,845,442
 2,000,000    7.200% due 05/15/2005 ........   2,194,206
 2,500,000  Nationwide Life
              5.350% due 02/15/2007(L) ++ ..   2,705,653
 2,475,000  Paccar Financial Corp.
              6.920% due 08/15/2003 ........   2,491,436
 1,120,000  Pacific Bell
              6.625% due 11/01/2009 ........   1,321,897
            PNC Funding Corp.
 3,050,000    6.125% due 09/01/2003 ........   3,074,562
 3,480,000    6.125% due 02/15/2009 ........   3,997,963
 1,025,000  Prologis Trust
              7.000% due 10/01/2003 ........   1,040,274
            Sprint Capital Corp.
 1,750,000    6.875% due 11/15/2028 ........   1,761,974
 2,000,000    7.625% due 01/30/2011 ........   2,286,910
 4,000,000  Suntrust Banks, Inc.
              6.000% due 02/15/2026 ........   4,373,432
 1,090,000  United Parcel Service(a)
              8.375% due 04/01/2030 ........   1,532,238
 2,500,000  USAA Capital Corp.
              5.591% due 12/20/2006++ ......   2,775,488
 1,825,000  Washington Mutual, Inc.
              7.500% due 08/15/2006 ........   2,113,419
 1,400,000  Weyerhaeuser Co.
              7.375% due 03/15/2032 ........   1,614,523
                                            ------------
            Total Corporate Fixed Income Securities
              (Cost $134,444,460) .......... 147,060,068
                                            ------------
MORTGAGE BACKED SECURITIES -- 43.7%
            FEDERAL HOME LOAN MORTGAGE
              CORPORATION (FHLMC)-- 9.6%
 8,645,000  5.000% due 08/01/2033 ..........   8,753,063
13,555,000  5.500% due 08/15/2011
              to 04/15/2014 ................  13,794,878
12,175,079  6.000% due 04/01/2014
              to 04/15/2016 ................  12,657,813
15,077,965  6.500% due 01/15/2028
              to 08/01/2032 ................  15,535,882
                                            ------------
                                              50,741,636
                                            ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- 31.8%
 2,520,000  4.000% due 08/01/2018 ..........   2,520,788
 8,580,000  5.500% due 09/25/2017
              to 12/25/2017 ................   9,113,774
 4,453,100  5.750% due 01/25/2013 ..........   4,496,672
38,153,600  6.000% due 12/01/2013
              to 08/01/2032 ................  40,028,842
 4,212,512  6.140% due 04/01/2009 ..........   4,794,303
 1,949,783  6.230% due 01/01/2008 ..........   2,195,301
45,259,704  6.500% due 06/01/2017
              to 12/25/2042 ................  47,938,877
 2,398,147  6.905% due 11/01/2003 ..........   2,405,609
 5,691,881  6.978% due 10/01/2010 ..........   6,755,124
 4,018,702  7.000% due 06/01/2032 ..........   4,233,340
 1,453,378  7.010% due 11/01/2008 ..........   1,699,509
 4,711,696  7.070% due 11/01/2006 ..........   5,300,406
 3,085,134  7.280% due 10/01/2003 ..........   3,095,695
 2,257,220  7.305% due 05/01/2007 ..........   2,595,753
14,654,315  7.500% due 05/01/2027
              to 06/25/2042 ................  16,133,646
 5,407,302  7.527% due 04/01/2010 ..........   6,588,257
 2,288,513  7.740% due 06/01/2007 ..........   2,662,872
 4,115,251  8.000% due 08/01/2004
              to 04/18/2027 ................   4,461,116
                                            ------------
                                             167,019,884
                                            ------------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2003

-----------------------------------------------------------
   Principal                                      Value
    Amount                                      (Note 2)
-----------------------------------------------------------

MORTGAGE BACKED SECURITIES -- (CONTINUED)
            GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION (GNMA) -- 2.3%
$4,853,430  5.750% due 07/20/2027 ..........$  5,007,387
 6,580,222  6.500% due 04/20/2032 ..........   6,876,332
                                            ------------
                                              11,883,719
                                            ------------
            Total Mortgage Backed Securities
              (Cost $226,060,398) .......... 229,645,239
                                            ------------
ASSET-BACKED SECURITIES -- 8.3%
 2,595,000  Citibank Credit Card
              Issuance Trust
              Series 2001-C3, Class C3
              6.650% due 05/15/2008 ........   2,857,526
 3,200,000  CommercialMortgage Pass-through
              Certificate Series 2000-C1,
              Class A2
              7.416% due 08/15/2033 ........   3,861,704
 3,780,000  Country Wide Home Loan
              Series 2002-22, Class A20
              6.250% due 10/25/2032 ........   3,941,890
 6,500,000  Discover Card Master Trust I
              Series 1995-1, Class A
              1.460% due 02/16/2007(a) .....   6,516,063
 4,435,445  Lehman Brothers-UBS Commercial
              Mortgage Trust Series 2000-C4,
              Class A1
              7.180% due 09/15/2019 ........   5,025,882
 2,815,000  Morgan Stanley Capital I,
              Series 2002-IQ2,
              Class A3
              5.520% due 12/15/2035 ........   3,122,675
 5,865,000  Residential Asset Mortgage
              Products, Inc.
              Series 2002-RS3, Class A15
              5.572% due 06/25/2032 ........   6,271,013
 5,115,000  Residential Asset Mortgage
              Products, Inc.
              Series 2002-RZ2, Class A3
              4.980% due 09/25/2028 ........   5,174,643
    46,922  Saxon Asset Securities Trust
              Series 2000-2,
              Class AF4
              8.234% due 03/25/2024 ........      47,657
 1,629,318  Washington Mutual MSC
              Series 2002-MS6,
              Class 1A1
              5.563% due 10/25/2032 ........   1,663,960
 4,965,000  Wells Fargo Mortgage
              Backed Securities
              Trusts Series 2002-9, Class A7
              6.250% due 06/25/2032 ........   5,113,835
                                            ------------
            Total Asset-Backed Securities
              (Cost $42,231,924) ...........  43,596,848
                                            ------------

-----------------------------------------------------------
   Principal                                      Value
    Amount                                      (Note 2)
-----------------------------------------------------------

U.S. TREASURY BONDS -- 12.0%
$13,890,000 5.000% due 08/15/2011(L) .......$ 15,585,024
 39,720,000 6.000% due 02/15/2026(L) .......  47,491,814
                                            ------------
            Total U.S. Treasury Bonds
              (Cost $60,240,358) ...........  63,076,838
                                            ------------
  Shares
 --------
CLOSED END INVESTMENT COMPANIES -- 1.7%
   372,400  BlackRock Income Opportunity
              Trust, Inc. ..................   4,286,324
   316,200  MFS Government Markets
              Income Trust .................   2,203,914
   244,800  TCW/DW Term Trust 2003 .........   2,592,432
                                            ------------
            Total Closed End Investment
              Companies
              (Cost $8,133,996) ............   9,082,670
                                            ------------
 Principal
  Amount
 ---------
REPURCHASE AGREEMENTS -- 7.4%  (Cost $39,284,000)
$39,284,000   Agreement dated 06/30/2003 with
                State Street Bank, 0.950% to be
                repurchased at $39,285,037 on
                07/01/2003 collateralized by
                $39,960,000 Federal Home Loan
                Bank 1.350% due 05/03/2004, market
                value $40,072,368 ..........  39,284,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $510,395,136) ............ 101.1%   531,745,663

OTHER ASSETS AND
   LIABILITIES (NET) ..............  (1.1)%   (6,011,859)
                                    ------  ------------
NET ASSETS ........................ 100.0%  $525,733,804
                                    ======  ============
SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (Cost $53,402,340) (Note 2) .............$ 53,402,340
                                            ============

-----------------------
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $5,481,141. or 1.04% of net assets.
(a) Variable Rate Security. The interest rate shown reflects the rate in effect as of June 30, 2003.
(b) Zero Coupon Bond. The interest rate shown reflects the effective yield at purchase date.
(L) Securities lending -- securities in whole or in part on loan at June 30, 2003.

                See accompanying notes to financial statements.

                        NEW COVENANT BALANCED GROWTH FUND
                                  JUNE 30, 2003

-------------------------------------------------------------
                                                Value
   Shares                                      (Note 2)
-------------------------------------------------------------

INVESTMENT COMPANIES -- 98.6%
 7,151,360  New Covenant Growth Fund .......$168,128,468
 3,772,905  New Covenant Income Fund ....... 100,434,724
                                            ------------
            Total Investment Companies
              (Cost $303,391,422) .......... 268,563,192
                                            ------------
 Principal
  Amount
 ---------
REPURCHASE AGREEMENTS -- 1.4%  (Cost $3,850,000)
$3,850,000    Agreement dated 06/30/2003 with
               State Street Bank, 0.950% to be
               repurchased at $3,850,102 on
               07/01/2003 collateralized by
               $3,840,000 Federal National
               Mortgage Association 5.260% due
               10/02/2003, market value
               $3,930,843 ..................   3,850,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $307,241,422) ............ 100.0%   272,413,192

OTHER ASSETS AND
   LIABILITIES (NET) ..............   0.0%#       53,545
                                    ------  ------------
NET ASSETS ........................ 100.0%  $272,466,737
                                    ======  ============

-----------------
# Amount is less than 0.1%.

                        NEW COVENANT BALANCED INCOME FUND
                                  JUNE 30, 2003

-------------------------------------------------------------
                                                Value
   Shares                                      (Note 2)
-------------------------------------------------------------

INVESTMENT COMPANIES -- 98.5%
 1,927,529  New Covenant Growth Fund .......$ 45,316,205
 2,834,751  New Covenant Income Fund .......  75,461,076
                                            ------------
            Total Investment Companies
              (Cost $125,269,504) .......... 120,777,281
                                            ------------
 Principal
  Amount
 ---------
REPURCHASE AGREEMENTS -- 1.3%  (Cost $1,577,000)
$1,577,000    Agreement dated 06/30/2003 with
                State Street Bank, 0.950% to be
                repurchased at $1,577,042 on
                07/01/2003 collateralized by
                $1,590,000 Student Loan
                Marketing Association 3.150%
                due 10/24/2003, market value
                $1,609,805 .................   1,577,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $126,846,504) ............  99.8%   122,354,281

OTHER ASSETS AND
   LIABILITIES (NET) ..............   0.2%       221,775
                                    -----   ------------
NET ASSETS ........................ 100.0%  $122,576,056
                                    =====   ============

                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2003

                                                                                      BALANCED            BALANCED
                                              GROWTH FUND         INCOME FUND        GROWTH FUND         INCOME FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (Note 2) .........$ 709,315,737       $531,745,663        $272,413,192       $122,354,281
    Securities lending collateral (Note 2) .   43,330,938         53,402,340                  --                 --
    Foreign currency, at value
       (Cost $48,762, $0, $0
       and $0, respectively) ...............       53,941                 --                  --                 --
    Cash ...................................        3,157             10,349                   3                735
    Receivable for investments sold ........   18,225,836         16,100,080                  --            256,328
    Receivable for fund shares sold ........       10,017             11,200             151,619              2,278
    Dividends and interest receivable ......      724,258          4,900,451                 101                 42
    Prepaid expenses and other assets ......       13,910             13,408              14,513             12,702
                                            -------------       ------------        ------------       ------------
    Total Assets ...........................  771,677,794        606,183,491         272,579,428        122,626,366
                                            -------------       ------------        ------------       ------------
LIABILITIES:
    Payable for securities purchased .......   18,634,806         26,472,034                  --                 --
    Payable for fund share redeemed ........      142,584            182,215              63,225             26,845
    Advisory fee payable ...................      578,016            325,876                  --                 --
    Obligation to return security lending
       collateral (Note 2) .................   43,330,938         53,402,340                  --                 --
    Other accrued expenses and liabilities .      106,619             67,222              49,466             23,465
                                            -------------       ------------        ------------       ------------
    Total Liabilities ......................   62,792,963         80,449,687             112,691             50,310
                                            -------------       ------------        ------------       ------------
NET ASSETS .................................$ 708,884,831       $525,733,804        $272,466,737       $122,576,056
                                            =============       ============        ============       ============
Investments, at Identified Cost ............$ 716,875,113       $510,395,136        $307,241,422       $126,846,504
                                            =============       ============        ============       ============
NET ASSETS CONSIST OF:
    Paid-in capital ........................$ 931,093,502       $497,620,211        $319,556,476       $129,959,629
    Undistributed net investment income ....      170,404            453,279                  --                 --
    Accumulated net realized gain /
       (loss) on investments and foreign
       currency transactions ............... (214,824,878)         6,309,787         (12,261,509)        (2,891,350)
    Net unrealized appreciation /
       (depreciation) on investments
       and foreign currency transactions ...   (7,554,197)        21,350,527         (34,828,230)        (4,492,223)
                                            -------------       ------------        ------------       ------------
    Total Net Assets .......................$ 708,884,831       $525,733,804        $272,466,737       $122,576,056
                                            =============       ============        ============       ============
NET ASSET VALUE, offering price
    and redemption price per share of
    beneficial interest outstanding ........$       23.51       $      26.62        $      67.88       $      17.52
                                            =============       ============        ============       ============
    Number of Portfolio Shares Outstanding .   30,157,008         19,747,456           4,014,065          6,997,217
                                            =============       ============        ============       ============

                 See accompanying notes to financial statements.
14

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                        FOR THE YEAR ENDED JUNE 30, 2003

                                                                                             BALANCED          BALANCED
                                                          GROWTH FUND       INCOME FUND     GROWTH FUND       INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends (net of foreign taxes withheld of
       $219,045, $0, $0, and $0 respectively) ......     $  9,935,358      $    632,068     $  5,554,867      $  3,687,456
    Interest .......................................          670,049        23,267,345           48,420            21,539
                                                         ------------      ------------     ------------      ------------
    Total Investment Income ........................       10,605,407        23,899,413        5,603,287         3,708,995
                                                         ------------      ------------     ------------      ------------
EXPENSES:
    Investment advisory fees (Note 3) ..............        6,574,454         3,860,369               --                --
    Administration fees ............................          107,400            83,064           40,313            17,859
    Accounting and custody fees ....................          599,890           233,627           30,945            20,157
    Legal and audit fees ...........................           59,707            51,574           30,905            11,007
    Transfer agent fees ............................           42,757            63,754          208,593           101,245
    Directors' expenses ............................            3,466             2,013            1,038               497
    Registration fees ..............................           23,319            23,310           23,420            21,252
    Shareholder report expenses ....................           46,634            35,878           18,871             7,538
    Insurance expense ..............................           18,802            14,366            7,567             3,023
    Miscellaneous expenses .........................           15,617            11,451            6,405             2,514
                                                         ------------      ------------     ------------      ------------
    Total expenses .................................        7,492,046         4,379,406          368,057           185,092
                                                         ------------      ------------     ------------      ------------
    NET INVESTMENT INCOME ..........................        3,113,361        19,520,007        5,235,230         3,523,903
                                                         ------------      ------------     ------------      ------------
NET REALIZED AND UNREALIZED
    GAIN / (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain / (loss) on:
       Investments .................................      (91,482,475)       17,886,466       (8,480,559)       (2,017,607)
       Foreign currency transactions ...............           10,792             9,770               --                --
       Realized gains received from underlying funds               --                --          170,531           122,526
                                                         ------------      ------------     ------------      ------------
    Net realized gain / (loss) on investments
       and foreign currency transactions ...........      (91,471,683)       17,896,236       (8,310,028)       (1,895,081)
                                                         ------------      ------------     ------------      ------------
    Net change in unrealized appreciation /
       (depreciation) of investments
       and foreign currency transactions ...........       76,696,165        10,426,007       10,514,095         5,078,734
                                                         ------------      ------------     ------------      ------------
    Net realized and unrealized gain / (loss)
       on investments and foreign currency
       transactions ................................      (14,775,518)       28,322,243        2,204,067         3,183,653
                                                         ------------      ------------     ------------      ------------
NET INCREASE / (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS ................................     $(11,662,157)     $ 47,842,250     $  7,439,297      $  6,707,556
                                                         ============      ============     ============      ============

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

-------------------------------------------------------------------------------------------------------------------
                                                                                               GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE             FOR THE
                                                                                  YEAR ENDED          YEAR ENDED
                                                                                 JUNE 30, 2003       JUNE 30, 2002
                                                                                ---------------     ---------------
OPERATIONS:
    Net investment income ...................................................     $   3,113,361      $   1,160,117
    Net realized loss on investments and foreign currency transactions ......       (91,471,683)      (109,463,149)
    Net change in unrealized appreciation / (depreciation) on investments and
       foreign currency transactions ........................................        76,696,165        (36,462,932)
                                                                                  -------------      -------------
    Net decrease in net assets resulting from operations ....................       (11,662,157)      (144,765,964)
                                                                                  -------------      -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ...................................................        (2,747,947)          (283,511)
    Return of capital .......................................................                --         (1,511,062)
                                                                                  -------------      -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ..........................        (2,747,947)        (1,794,573)
                                                                                  -------------      -------------
SHARE TRANSACTIONS:
    Net increase in net assets from shares of
       beneficial interest transactions (Note 5) ............................        27,672,712         25,281,453
                                                                                  -------------      -------------
    Net increase / (decrease) in net assets .................................        13,262,608       (121,279,084)
                                                                                  -------------      -------------
NET ASSETS:
    Beginning of year .......................................................       695,622,223        816,901,307
                                                                                  -------------      -------------
    End of year .............................................................     $ 708,884,831      $ 695,622,223
                                                                                  =============      =============

-------------------------------------------------------------------------------------------------------------------
                                                                                               INCOME FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE             FOR THE
                                                                                  YEAR ENDED          YEAR ENDED
                                                                                 JUNE 30, 2003       JUNE 30, 2002
                                                                                ---------------     ---------------
OPERATIONS:
    Net investment income ...................................................     $  19,520,007      $  26,464,051
    Net realized gain on investments and foreign currency transactions ......        17,896,236          5,967,767
    Net change in unrealized appreciation / (depreciation) on investments and
       foreign currency transactions ........................................        10,426,007         10,231,257
                                                                                  -------------      -------------
    Net increase in net assets resulting from operations ....................        47,842,250         42,663,075
                                                                                  -------------      -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ...................................................       (20,721,289)       (26,927,495)
    Net realized gains ......................................................        (5,326,830)                --
                                                                                  -------------      -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ..........................       (26,048,119)       (26,927,495)
                                                                                  -------------      -------------
SHARE TRANSACTIONS:
    Net decrease in net assets from shares of
       beneficial interest transactions (Note 5) ............................       (41,416,799)       (29,664,776)
                                                                                  -------------      -------------
    Net decrease in net assets ..............................................       (19,622,668)       (13,929,196)
                                                                                  -------------      -------------
NET ASSETS:
    Beginning of year .......................................................       545,356,472        559,285,668
                                                                                  -------------      -------------
    End of year .............................................................     $ 525,733,804      $ 545,356,472
                                                                                  =============      =============

                 See accompanying notes to financial statements.

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

-------------------------------------------------------------------------------------------------------------------
                                                                                          BALANCED GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                 FOR THE             FOR THE
                                                                               YEAR ENDED          YEAR ENDED
                                                                              JUNE 30, 2003       JUNE 30, 2002
                                                                             ---------------     ---------------
OPERATIONS:
    Net investment income ...............................................     $   5,235,230      $   6,024,050
    Net realized loss on investments ....................................        (8,310,028)        (3,995,988)
    Net change in unrealized appreciation / (depreciation) on investments        10,514,095        (26,406,661)
                                                                              -------------      -------------
    Net increase / (decrease) in net assets resulting from operations ...         7,439,297        (24,378,599)
                                                                              -------------      -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ...............................................        (5,236,205)        (5,280,349)
    Net realized gains ..................................................          (354,255)       (26,305,906)
    Return of capital ...................................................                --         (1,613,282)
                                                                              -------------      -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ......................        (5,590,460)       (33,199,537)
                                                                              -------------      -------------
SHARE TRANSACTIONS:
    Net increase / (decrease) in net assets from shares of
       beneficial interest transactions (Note 5) ........................       (15,696,468)        29,019,313
                                                                              -------------      -------------
    Net decrease in net assets ..........................................       (13,847,631)       (28,558,823)
                                                                              -------------      -------------
NET ASSETS:
    Beginning of year ...................................................       286,314,368        314,873,191
                                                                              -------------      -------------
    End of year .........................................................     $ 272,466,737      $ 286,314,368
                                                                              =============      =============

-------------------------------------------------------------------------------------------------------------------
                                                                                          BALANCED INCOME FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                 FOR THE             FOR THE
                                                                               YEAR ENDED          YEAR ENDED
                                                                              JUNE 30, 2003       JUNE 30, 2002
                                                                             ---------------     ---------------
OPERATIONS:
    Net investment income ...............................................     $   3,523,903      $   3,621,651
    Net realized loss on investments ....................................        (1,895,081)          (251,449)
    Net change in unrealized appreciation / (depreciation) on investments         5,078,734         (5,152,997)
                                                                              -------------      -------------
    Net increase / (decrease) in net assets resulting from operations ...         6,707,556         (1,782,795)
                                                                              -------------      -------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ...............................................        (3,524,688)        (3,458,509)
    Net realized gains ..................................................          (368,191)        (5,709,821)
    Return of capital ...................................................                --           (219,232)
                                                                              -------------      -------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ......................        (3,892,879)        (9,387,562)
                                                                              -------------      -------------
SHARE TRANSACTIONS:
    Net increase in net assets from shares of
       beneficial interest transactions (Note 5) ........................         5,748,715          8,664,274
                                                                              -------------      -------------
    Net increase / (decrease) in net assets .............................         8,563,392         (2,506,083)
                                                                              -------------      -------------
NET ASSETS:
    Beginning of year ...................................................       114,012,664        116,518,747
                                                                              -------------      -------------
    End of year .........................................................     $ 122,576,056      $ 114,012,664
                                                                              =============      =============

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

-----------------------------------------------------------------------------------------------------------------------
                                                                                 GROWTH FUND*
-----------------------------------------------------------------------------------------------------------------------
                                                       FOR THE          FOR THE           FOR THE           FOR THE
                                                     YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000
                                                   ---------------  ---------------   ---------------   ---------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year ................  $  24.13         $  29.26          $  42.07         $  40.81**
                                                         --------         --------          --------         --------
    Net investment income .............................      0.10             0.04              0.10             0.15
    Net realized and unrealized gain / (loss) on
       investments and foreign
       currency transactions ..........................     (0.63)           (5.11)            (4.86)            2.49
                                                         --------         --------          --------         --------
    Total from investment operations ..................     (0.53)           (5.07)            (4.76)            2.64
                                                         ========         ========          ========         ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income .............................     (0.09)           (0.01)               --            (0.30)
    Net realized gains ................................        --               --             (7.80)           (1.08)
    Return of capital .................................        --            (0.05)            (0.25)              --
                                                         --------         --------          --------         --------
    Total distributions ...............................     (0.09)           (0.06)            (8.05)           (1.38)
                                                         --------         --------          --------         --------
    NET ASSET VALUE, END OF YEAR ......................  $  23.51         $  24.13          $  29.26         $  42.07
                                                         ========         ========          ========         ========
    Total return ......................................     (2.17)%         (17.34)%          (12.33)%           6.38%
                                                         ========         ========          ========         ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of year (in 000's) ................  $708,885         $695,622          $816,901         $905,086
    Ratio of net investment income to
       average net assets .............................      0.47%            0.15%             0.20%            0.37%
    Ratio of operating expenses to
       average net assets .............................      1.13%            1.11%             1.07%            1.07%
    Portfolio turnover rate ...........................        63%              79%              142%             152%

-----------------------------------------------------------------------------------------------------------------------
                                                                                 INCOME FUND*
-----------------------------------------------------------------------------------------------------------------------
                                                       FOR THE          FOR THE           FOR THE           FOR THE
                                                     YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000
                                                   ---------------  ---------------   ---------------   ---------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year ................  $  25.54         $  24.83          $  23.89         $  24.52**
                                                         --------         --------          --------         --------
    Net investment income .............................      1.00             1.21              1.50             1.47
    Net realized and unrealized gain / (loss) on
       investments, options, and
       foreign currency transactions ..................      1.42             0.73              0.92            (0.63)
                                                         --------         --------          --------         --------
    Total from investment operations ..................      2.42             1.94              2.42             0.84
                                                         ========         ========          ========         ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income .............................     (1.06)           (1.23)            (1.48)           (1.47)
    Net realized gains ................................     (0.28)           --                --               --
                                                         --------         --------          --------         --------
    Total distributions ...............................     (1.34)           (1.23)            (1.48)           (1.47)
                                                         --------         --------          --------         --------
    NET ASSET VALUE, END OF YEAR ......................  $  26.62         $  25.54          $  24.83         $  23.89
                                                         ========         ========          ========         ========
    Total return ......................................      9.63%            7.97%            10.31%            3.55%
                                                         ========         ========          ========         ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of year (in 000's) ................  $525,734         $545,356          $559,286         $571,669
    Ratio of net investment income to
       average net assets .............................      3.79%            4.72%             5.99%            6.12%
    Ratio of operating expenses to
       average net assets .............................      0.85%            0.84%             0.82%            0.83%
    Portfolio turnover rate ...........................       226%             290%              191%             182%

---------------
*  The Fund commenced investment operations on July 1, 1999.
** Represents net asset value of predecessor Common Trust Fund.

                 See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

-----------------------------------------------------------------------------------------------------------------------
                                                                             BALANCED GROWTH FUND*
-----------------------------------------------------------------------------------------------------------------------
                                                       FOR THE          FOR THE           FOR THE           FOR THE
                                                     YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000
                                                   ---------------  ---------------   ---------------   ---------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year ................  $  67.25         $  81.92          $  91.84         $  90.96**
                                                         --------         --------          --------         --------
    Net investment income .............................      1.27             1.52              2.33             3.18
    Net realized and unrealized gain / (loss) on
       investments ....................................      0.71            (7.44)            (5.07)            1.48
                                                         --------         --------          --------         --------
    Total from investment operations ..................      1.98            (5.92)            (2.74)            4.66
                                                         ========         ========          ========         ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income .............................     (1.27)           (1.34)            (5.68)           (3.19)
    Net realized gains ................................     (0.08)           (7.00)            (1.50)           (0.59)
    Return of capital .................................        --            (0.41)               --               --
                                                         --------         --------          --------         --------
    Total distributions ...............................     (1.35)           (8.75)            (7.18)           (3.78)
                                                         --------         --------          --------         --------
    NET ASSET VALUE, END OF YEAR ......................  $  67.88         $  67.25          $  81.92         $  91.84
                                                         ========         ========          ========         ========
    Total return ......................................      3.10%           (7.79)%           (3.01)%           5.13%
                                                         ========         ========          ========         ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of year (in 000's) ................  $272,467         $286,314          $314,873         $343,231
    Ratio of net investment income to
       average net assets .............................      1.96%            2.02%             2.61%            3.50%
    Ratio of operating expenses to
       average net assets .............................      0.14%            0.11%             0.09%            0.10%
    Portfolio turnover rate ...........................        15%              18%               18%               8%

-----------------------------------------------------------------------------------------------------------------------
                                                                             BALANCED INCOME FUND*
-----------------------------------------------------------------------------------------------------------------------
                                                       FOR THE          FOR THE           FOR THE           FOR THE
                                                     YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    JUNE 30, 2003    JUNE 30, 2002     JUNE 30, 2001     JUNE 30, 2000
                                                   ---------------  ---------------   ---------------   ---------------
OPERATING PERFORMANCE:
    Net asset value, beginning of year ................  $  17.10         $  18.88          $  20.01         $  20.16**
                                                         --------         --------          --------         --------
    Net investment income .............................      0.52             0.57              0.78             0.89
    Net realized and unrealized gain / (loss) on
       investments ....................................      0.47            (0.84)            (0.38)           (0.02)
                                                         --------         --------          --------         --------
    Total from investment operations ..................      0.99            (0.27)             0.40             0.87
                                                         ========         ========          ========         ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income .............................     (0.52)           (0.54)            (1.22)           (0.89)
    Net realized gains ................................     (0.05)           (0.94)            (0.31)           (0.13)
    Return of capital .................................        --            (0.03)               --               --
                                                         --------         --------          --------         --------
    Total distributions ...............................     (0.57)           (1.51)            (1.53)           (1.02)
                                                         --------         --------          --------         --------
    NET ASSET VALUE, END OF YEAR ......................  $  17.52         $  17.10          $  18.88         $  20.01
                                                         ========         ========          ========         ========
    Total return ......................................      6.00%           (1.55)%            2.08%            4.40%
                                                         ========         ========          ========         ========
RATIO TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of year (in 000's) ................  $122,576         $114,013          $116,519         $124,809
    Ratio of net investment income to
       average net assets .............................      3.08%            3.13%             3.88%            4.46%
    Ratio of operating expenses to
       average net assets .............................      0.16%            0.14%             0.12%            0.14%
    Portfolio turnover rate ...........................        18%              11%               20%              12%

----------------------
*  The Fund commenced investment operations on July 1, 1999.
** Represents net asset value of predecessor Common Trust Fund.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2003

1. ORGANIZATION
New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund") and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually, a "Fund," and collectively, the "Funds"). The Funds commenced investment operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment adviser is the NCF Investment Department of New Covenant Trust Company, N.A. (the "Adviser").

The objectives of the Funds are as follows:

GROWTH FUND           Long-term capital appreciation. Dividend income, if any,
                      will be incidental.

INCOME FUND           High level of current income with preservation of capital.

BALANCED GROWTH FUND  Capital appreciation with less risk than would be present in a portfolio of only common stocks.

BALANCED INCOME FUND  Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on the National Association of Securities Dealers Automated Quotations system ("NASDAQ"), the NASDAQ Official Closing Price is used. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

OPTIONS: The Income Fund may purchase or write options which are traded over the counter to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written.The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased.The Fund is subject to the risk of an imperfect correction between movement in the price of the instrument and the price of the underlying security or transaction.Risks may also arise due to illiquid secondary markets for the instruments.There were no options outstanding at June 30, 2003.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2003

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain of the Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time forward contracts are extinguished. There were no contracts outstanding at June 30, 2003.

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in interest income in the respective statements of operations.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at June 30, 2003, was as follows:

--------------------------------------------------------------------------------
                        VALUE OF            VALUE OF              VALUE OF
FUND                SECURITIES LOANED    CASH COLLATERAL     NON-CASH COLLATERAL
--------------------------------------------------------------------------------
Growth Fund            $41,809,803        $43,330,938              $     --
Income Fund             52,960,515         53,402,340               627,410
================================================================================

Cash collateral received for securities on loan was invested in the following:

--------------------------------------------------------------------------------
                                          GROWTH FUND              INCOME FUND
--------------------------------------------------------------------------------
State Street Navigator Securities
   Lending Prime Portfolio,
   1.14% due 07/01/03                    $43,330,938               $53,402,340
================================================================================

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

FEDERAL INCOME TAXES: It is the Funds' intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2003

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the New Covenant Funds Investment Department of the New Covenant Trust Company, N.A. (or the "Adviser"). Under the Agreement, the Adviser is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the value of the Income Fund's average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds. The Adviser has entered into Sub-Advisory Agreements with five Sub-Advisers to assist in the selection and management of each Fund's investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds. The Adviser pays each Sub-Adviser a quarterly fee for their services in managing assets of the Funds. The Adviser pays the Sub-Advisers' fees directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which a Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: Capital Guardian Trust Company, Seneca Capital Management, Sound Shore Management, Inc., and Wellington Management Company, LLP.

Tattersall Advisory Group is the Sub-Adviser for the Income Fund.

The Trust has a Services Agreement with PFPC Inc. ("PFPC"). Under the Services Agreement, PFPC provides transfer agency and administrative services to the Funds. The Trust is providing accounting services under an Accounting Services Agreement with PFPC.

The Trust has a Distribution Agreement with PFPC Distributors, Inc. (the "Distributor") to serve as the principal distributor of the Funds' shares. The Funds do not pay any fees to the Distributor in its capacity as principal distributor.

The Trust has a Custodian Agreement with State Street Bank.

No officer, director or employee of New Covenant Funds, PFPC, or any affiliate thereof, receives any compensation from the Company for serving as Director or officer of the Company. The Company also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

4. PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended June 30, 2003 were as follows:

------------------------------------------------------------------------------
FUND                                          PURCHASES               SALES
------------------------------------------------------------------------------

Growth Fund ...............................  $439,636,403         $412,846,369
Income Fund ...............................    68,555,084           97,631,606
Balanced Growth ...........................    38,638,832           54,476,869
Balanced Income ...........................    26,156,713           20,751,992
------------------------------------------------------------------------------

The cost of purchases and proceeds from sales of long-term U.S. Government securities for year ended June 30, 2003 were as follows:

----------------------------------------------------------------------------
FUND                                    PURCHASES                   SALES
----------------------------------------------------------------------------

Income Fund .......................  $1,039,239,361           $1,006,279,870
----------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2003

At June 30, 2003, the aggregate cost of investments, gross unrealized appreciation and depreciation and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

-----------------------------------------------------------------------------------------------
                                                  GROSS            GROSS          NET UNREALIZED
                                               UNREALIZED       UNREALIZED         APPRECIATION/
FUND                             COST         APPRECIATION     DEPRECIATION       (DEPRECIATION)
-----------------------------------------------------------------------------------------------
Growth Fund .................. $732,984,638     $60,787,580      $(84,456,481)      $(23,668,901)
Income Fund ..................  510,485,464      22,084,303          (824,104)        21,260,199
Balanced Growth Fund .........  314,638,339       5,239,540       (47,464,687)       (42,225,147)
Balanced Income Fund .........  127,548,720       3,502,836        (8,697,275)        (5,194,439)
-----------------------------------------------------------------------------------------------

5. SHARES OF BENEFICIAL INTEREST
The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Fund currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                                         YEAR ENDED                              YEAR ENDED
                                                        JUNE 30, 2003                           JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Sold .........................................  3,848,573        $ 82,094,287            3,021,484         $ 81,887,519
Issued as reinvestment of dividends ..........      7,133             153,247                4,236              115,424
Redeemed ..................................... (2,528,203)        (54,574,822)          (2,111,568)         (56,721,490)
------------------------------------------------------------------------------------------------------------------------
Net Increase .................................  1,327,503        $ 27,672,712              914,152         $ 25,281,453
========================================================================================================================

                                                         YEAR ENDED                              YEAR ENDED
                                                        JUNE 30, 2003                           JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------

INCOME FUND:
Sold .........................................  1,907,730        $ 50,189,035            2,077,752         $ 52,681,877
Issued as reinvestment of dividends ..........    184,677           4,848,811               52,435            1,323,654
Redeemed ..................................... (3,699,149)        (96,454,645)          (3,296,121)         (83,670,307)
------------------------------------------------------------------------------------------------------------------------
Net Decrease ................................. (1,606,742)       $(41,416,799)          (1,165,934)        $(29,664,776)
========================================================================================================================

                                                         YEAR ENDED                              YEAR ENDED
                                                        JUNE 30, 2003                           JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------

BALANCED GROWTH FUND:
Sold .........................................    286,683        $ 18,351,902              407,058         $ 29,859,804
Issued as reinvestment of dividends ..........     66,792           4,232,137              427,488           30,786,270
Redeemed .....................................   (596,621)        (38,280,507)            (420,836)         (31,626,761)
-----------------------------------------------------------------------------------------------------------------------
Net Increase / (Decrease) ....................   (243,146)       $(15,696,468)             413,710         $ 29,019,313
=======================================================================================================================

                                                         YEAR ENDED                              YEAR ENDED
                                                        JUNE 30, 2003                           JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------

BALANCED INCOME FUND:
Sold .........................................    982,594        $ 16,737,282              513,514         $  9,213,964
Issued as reinvestment of dividends ..........    140,426           2,357,342              423,887            7,485,668
Redeemed .....................................   (792,004)        (13,345,909)            (443,344)          (8,035,358)
------------------------------------------------------------------------------------------------------------------------
Net Increase .................................    331,016        $  5,748,715              494,057         $  8,664,274
========================================================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2003

6. RISK FACTORS
The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities," however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2003

7. DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles accepted in the United States. The tax character of distributions paid during the fiscal years ended June 30, 2002 and June 30, 2003 were as follows:

                                                      2002 TAXABLE DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
                                ORDINARY        NET LONG-TERM         TOTAL TAXABLE        RETURN OF          TOTAL
FUND                             INCOME         CAPITAL GAINS         DISTRIBUTIONS         CAPITAL        DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
Growth Fund .................. $   283,511       $        --           $   283,511        $1,511,062        $ 1,794,573
Income Fund ..................  26,927,495                --            26,927,495                --         26,927,495
Balanced Growth Fund .........   5,280,349        26,305,906            31,586,255         1,613,282         33,199,537
Balanced Income Fund .........   3,458,509         5,709,821             9,168,330           219,232          9,387,562
------------------------------------------------------------------------------------------------------------------------

                                                      2003 TAXABLE DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
                                ORDINARY        NET LONG-TERM        TOTAL TAXABLE          RETURN OF          TOTAL
FUND                             INCOME         CAPITAL GAINS        DISTRIBUTIONS           CAPITAL       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
Growth Fund .................. $ 2,747,947          $     --           $ 2,747,947           $    --        $ 2,747,947
Income Fund ..................  25,160,016           888,103            26,048,119                --         26,048,119
Balanced Growth Fund .........   5,227,067           363,393             5,590,460                --          5,590,460
Balanced Income Fund .........   3,519,607           373,272             3,892,879                --          3,892,879
------------------------------------------------------------------------------------------------------------------------

8. FEDERAL INCOME TAXES
Permanent differences, incurred during the year ended June 30, 2003, resulting from differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain/(loss) and paid-in capital as follows:

-----------------------------------------------------------------------------------------------
                                  INCREASE          INCREASE/DECREASE        INCREASE/DECREASE
                                   PAID-IN          UNDISTRIBUTED NET           ACCUMULATED
FUND                               CAPITAL          INVESTMENT INCOME      REALIZED GAIN/(LOSS)
-----------------------------------------------------------------------------------------------
Growth Fund .....................  $ 7,345            $  (10,462)             $     3,117
Income Fund .....................   12,460             1,675,007               (1,687,467)
Balanced Growth Fund ............    8,162              (341,066)                 332,904
Balanced Income Fund ............    4,296               (75,205)                  70,909
-----------------------------------------------------------------------------------------------

As of June 30, 2003, the fund had available for Federal tax purposes unused capital loss carryforwards as follows:

------------------------------------------------------------------------------
                               EXPIRING IN 2010             EXPIRING IN 2011
------------------------------------------------------------------------------

Growth Fund                       $45,005,343                  $96,688,185
------------------------------------------------------------------------------

                            COMPONENTS OF ACCUMULATED EARNINGS (LOSSES) ON A TAX BASIS
------------------------------------------------------------------------------------------------------------------------
                                                                                        BALANCED            BALANCED
                                                  GROWTH             INCOME              GROWTH              INCOME
------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income ............... $     188,665        $ 3,386,092        $         --         $        --
Undistributed long-term capital gains .......            --          3,467,302              44,742                 903
Capital loss carryforwards ..................  (141,693,528)                --                  --                  --
Post-October losses .........................   (57,040,086)                --          (4,909,334)         (2,190,037)
Unrealized appreciation / (depreciation) ....   (23,663,722)        21,260,199         (42,225,147)         (5,194,439)
-----------------------------------------------------------------------------------------------------------------------
  Total Accumulated Earnings (Losses) ....... $(222,208,671)       $28,113,593        $(47,089,739)        $(7,383,573)
=======================================================================================================================

Post-October losses represent losses realized on investment transactions from November 1, 2002 through June 30, 2003 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2003

To the Shareholders and Board of Trustees

New Covenant Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund and New Covenant Balanced Income Fund (the "Funds") as of June 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the Funds' custodian and brokers, or by other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                                  [LOGO OMITTED]
                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
August  8, 2003

                                                     TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                                  JUNE 30, 2003

The information set forth below is for the Fund's fiscal year as required by Federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2004. Please consult your tax advisor for proper treatment of this information.

Pursuant to Internal Revenue Code Section 852(b)(3), the amounts of long-term capital gains designated for the fiscal year ended June 30, 2003 were as follows:

Growth Fund .........................................    $     --

Income Fund .........................................    $888,103

Balanced Growth Fund ................................    $363,393

Balanced Income Fund ................................    $373,272

For the fiscal year ended June 30, 2003 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.The Funds intend to designate up to a maximum amount shown below as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

Growth Fund .........................................  $ 2,747,947

Income Fund .........................................  $25,160,016

Balanced Growth Fund ................................  $ 5,227,067

Balanced Income Fund ................................  $ 3,519,607

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS
The Trustees, including those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) ("Disinterested Trustees"), and the executive officers of the Trust and their principal occupations during the past five years are set forth below. Unless otherwise stated, the address of each Trustee and officer is 200 East Twelfth Street, Suite C, Jeffersonville, IN 47130. The Statement of Additional Information ("SAI") includes additional information about the Trustees and is available without charge, upon request, by calling
(800) 858-6127.

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                                                                           FUND              OTHER
                                                                                          COMPLEX        TRUSTEESHIPS/
NAME,  AGE,  ADDRESS AND        TERM OF OFFICE* AND       PRINCIPAL OCCUPATION(S)       OVERSEEN BY      DIRECTORSHIPS
 POSITION(S) WITH TRUST        LENGTH OF TIME SERVED        DURING PAST 5 YEARS           TRUSTEE       HELD BY TRUSTEE
------------------------       ---------------------      -----------------------      --------------   ---------------
DISINTERESTED TRUSTEES
----------------------
Gail C. Duree (56)              o Indefinite              Investment Consultant,             4         None
Trustee                         o Since Inception         Montview Boulevard
                                                          Presbyterian Church
                                                          (1994 to present);
                                                          Women's Foundation of
                                                          Colorado (1995 to
                                                          present); trustee,
                                                          Presbyterian
                                                          Foundation (1991 to
                                                          1997); Logan School
                                                          (1996 to present).

Rev. Donald B. Register (66)    o Indefinite              Pastor, Sixth-Grace                4         None
Trustee                         o Since Inception         Presbyterian Church
                                                          Chicago, IL
                                                          (1988 to present).

John D. Stuart (72)             o Indefinite              Independent Financial              4         None
Trustee                         o February 2002           Consultant.

INTERESTED TRUSTEES**
---------------------
F. Kenneth Bateman (63)         o Indefinite              Attorney, Gerber & Bateman,        4         None
President and Trustee           o Since Inception         P.A. (1999 to present); Attorney,
                                                          Potter, Mills & Bateman, P.A.
                                                          (1997 to 1999); Trustee,
                                                          Presbyterian Foundation
                                                          (1995 to 2001).

Cynthia S. Gooch (70)           o Indefinite              Retired; Trustee, Presbyterian     4         None
Trustee                         o Since Inception         Foundation (1997 to present).

28

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                                                                           FUND              OTHER
                                                                                          COMPLEX        TRUSTEESHIPS/
NAME,  AGE,  ADDRESS AND        TERM OF OFFICE* AND       PRINCIPAL OCCUPATION(S)       OVERSEEN BY      DIRECTORSHIPS
 POSITION(S) WITH TRUST        LENGTH OF TIME SERVED        DURING PAST 5 YEARS           TRUSTEE       HELD BY TRUSTEE
------------------------       ---------------------      -----------------------      --------------   ---------------
OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------
Dennis J. Murphy (61)             o Indefinite            Executive Vice President and      N/A        N/A
Vice President                    o November 2001         Chief Investment Officer
                                                          Presbyterian Foundation and
                                                          New Covenant Trust Company
                                                          (2000 to present).
                                                          Senior Vice President and
                                                          Chief Financial Officer,
                                                          Presbyterian Foundation and
                                                          New Covenant Trust Company;
                                                          (1982 to 2000).

Andrew McNally (32)               o Indefinite            Vice President,  Accounting       N/A        N/A
PFPC Inc.                         o November 2001         & Administration, PFPC Inc.
760 Moore Road                                            (2000 to present); Manager
King of Prussia, PA 19406                                 of Fund Accounting
Treasurer                                                 (1997 to 2000).

Lisa M. King (35)                 o Indefinite            Vice President and Counsel,       N/A        N/A
PFPC Inc.                         o November 2002         PFPC Inc., (2000 - present);
301 Bellevue Parkway                                      Associate, Stradley, Ronon,
Wilmington, DE 19809                                      Stevens & Young, LLC,
Secretary                                                 (1996-2000).

------------------
* Each Trustee shall hold office for life or until his or her successor is elected and qualified or until the Trust terminates; each officer serves until his or her successor shall have been elected and qualified or until his or her earlier resignation.
** The Interested Trustees are those Trustees who are "interested persons" of the Trust (as that term is defined in the 1940 Act). Mr. Bateman and Ms. Gooch are each considered to be Interested Trustees of the Trust due to their current or past affiliation with the Presbyterian Foundation.

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
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
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
THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY IF
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
SHARES OF NEW COVENANT FUNDS ARE
DISTRIBUTED BY PFPC DISTRIBUTORS, INC.,
760 MOORE ROAD,
KING OF PRUSSIA, PA 19406

                                                                     FDN12-03-07

                                                                       NC-A06/03

NEW COVENANT FUNDS
200 EAST TWELFTH STREET, SUITE C
JEFFERSONVILLE, IN 47130

                              ---------------------
                                   PRSRT STD.
                                  U.S. POSTAGE
                                      PAID
                                  PAWTUCKET, RI
                               PERMIT NO. 1815-140
                              ---------------------

ITEM 2. CODE OF ETHICS.

Not applicable at this time.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable; for listed Closed-End Funds and Exchange Traded Funds only.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable; for Closed-End Funds only.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) New Covenant Funds
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ F. Kenneth Bateman
                         -------------------------------------------------------
                           F. Kenneth Bateman, President
                           (principal executive officer)

Date    August 22, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ F. Kenneth Bateman
                           -----------------------------------------------------
                           F. Kenneth Bateman, President
                           (principal executive officer)

Date    August 22, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Andrew McNally
                         -------------------------------------------------------
                           Andrew McNally, Treasurer
                           (principal financial officer)

Date    August 22, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.